Right-of-Use Assets (Details) - Schedule of Right-of-Use Assets - EUR (€)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Cost:
Cost, beginning balance	€ 446,963
Disposals	(446,963)
Cost, ending balance
Accumulated depreciation:
Accumulated depreciation, beginning balance	158,574
Depreciation on disposal	(158,574)
Accumulated depreciation, ending balance
Carrying amount:
Carrying amount		€ 288,389	€ 344,949
Office space and garage [Member]
Cost:
Cost, beginning balance	341,591
Disposals	(341,591)
Cost, ending balance
Accumulated depreciation:
Accumulated depreciation, beginning balance	106,815
Depreciation on disposal	(106,815)
Accumulated depreciation, ending balance
Carrying amount:
Carrying amount		234,776	267,509
Office equipment [Member]
Cost:
Cost, beginning balance	3,315
Disposals	(3,315)
Cost, ending balance
Accumulated depreciation:
Accumulated depreciation, beginning balance	842
Depreciation on disposal	(842)
Accumulated depreciation, ending balance
Carrying amount:
Carrying amount		2,473	2,803
Vehicles [Member]
Cost:
Cost, beginning balance	102,057
Disposals	(102,057)
Cost, ending balance
Accumulated depreciation:
Accumulated depreciation, beginning balance	50,917
Depreciation on disposal	(50,917)
Accumulated depreciation, ending balance
Carrying amount:
Carrying amount		€ 51,140	€ 74,637